Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
22	Commitments and contingencies
Commitments:
Operating Leases
Our commitments include operating lease commitments. Generally, our property and equipment, including a fleet of dedicated vans to provide transportation services, office and retail space, and others are supplied through operating leases. The future contractual aggregate minimum lease payments under non-cancellable
operating leases and other commitments are disclosed in Note 29.
Employment Agreements
In the ordinary course of business, we entered into employment agreements with certain of our key employees which provide for compensation guidelines. Generally, we pay compensation to our executive officers in the form of (i) cash paid on a monthly basis and (ii) an annual bonus subject to the fulfillment of certain performance targets. We recognize compensation in “Other liabilities” in our consolidated balance sheets and in “General and administrative” expenses in our consolidated statements of operations.
In 2020, due to the
COVID-19
impact on the global travel industry and our business and results of operations, we temporarily reduced salaries of certain of our senior and middle management and suspended bonuses to all employees.
Best Day Earnout Provision
The Acquisition Agreement provides for an earnout for the benefit of certain sellers ranging from $0 to $20,000 based solely on the performance of our share price during a measurement period of six months prior to the fourth anniversary of the Closing Date, i.e. from April 2024 thru September 2024 (the “earnout measurement period”). The earnout, if any, will be payable in cash on October 1, 2024.
We will not pay any earnout amount to the sellers if our average share price is below $10 during the earnout measurement period. We will pay $5,000 to the sellers if our average share price is between $10 and $15 during the earnout measurement period. We will pay $10,000 to the sellers if our average share price is between $15 and $20 during the earnout measurement period. We will pay $15,000 to the sellers if our average share price is between $20 and $25 during the earnout measurement period. And we will pay $20,000 to the sellers if our average share price is above $25 during the earnout measurement period.
As of the date of acquisition, we estimated an additional consideration of $1,526 will be paid. The fair value of the earnout contingent consideration was $2,924 and $3,765 as of December 31, 2021 and 2020, respectively. We recognized the change in the fair value of the earnout contingent consideration under “General and administrative” expenses in our consolidated statements of operations.
See Note 4 for additional information on the acquisition.
Services Agreement with Mr. Julián Balbuena Alonso and BD Operadora de Servicios, S.A. de C.V. (“BOS”)
During 2020, we received consulting services under a services agreement (the “Services Agreement”) with Mr. Julián Balbuena Alonso (“JBA”) and BD Operadora de Servicios, S.A. de C.V. (“BOS”) (the “Service Providers”) dated October 1, 2020. We expensed $1,819 for these services in 2020. We did not incur in expenses for these services in 2021. The Services Agreement was terminated on May 31, 2021.
Contingencies:
We are a party to a number of tax, labor and social security, regulatory and legal matters outstanding in the ordinary course of business. We estimate the range of our liability related to contingencies when we believe the amount or range of loss can be estimated. We record our best estimate of a loss when the loss is considered probable. When a liability is probable and there is a range of estimated loss with no best estimate in the range, we record the minimum estimated liability related to the lawsuits or claims. As additional information becomes available, we assess the potential liability related to our pending litigation and claims and revise our estimates.
Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time which can be highly subjective. Due to uncertainties related to the resolution of lawsuits and claims, the ultimate outcome may differ significantly from our estimates. In the opinion of management and based on liability accruals provided, our ultimate exposure with respect to these pending lawsuits and claims is not expected to have a material adverse effect on our consolidated financial position or cash flows, although they could have a material adverse effect on our results of operations for a particular reporting period.
We also evaluate other potential contingent matters, including income tax withholdings, valued-added tax, revenue tax, payroll taxes and other similar matters. We currently estimate possible losses related to these matters for which we have not accrued liabilities, as they are not deemed probable, to be approximately in a range between $39,000 to $66,000. We periodically evaluate the likelihood of probable and reasonably possible losses, if any, related to all known contingencies on an ongoing basis. Future increases or decreases to our accrued liabilities may be necessary and will be recorded in the period when such amounts are determined to be probable and reasonably estimable.
Legal Proceedings
We are a party to various lawsuits, claims and disputes mainly with customers arising out of the ordinary course of our business. As of December 31, 2021 and 2020, we have provided an amount of $13,413 and $9,990 to cover for probable losses, respectively.
Labor, Social Security and Tax Contingencies
As of December 31, 2021, we have provided an amount of $558 and $20,466 mainly related to labor and social security and tax contingencies, respectively. As of December 31, 2020, we have provided an amount of $3,262 and $20,095 related to labor and social security and tax contingencies, respectively. Labor and social security contingencies are mainly related to former employees’ litigation and unasserted labor claims. Tax contingencies are mainly related to unasserted claims in the jurisdictions where we operate regarding VAT or other taxes. While we believe that the assumptions and estimates used to determine contingent liabilities are reasonable, the ultimate outcome of these matters cannot presently be determined.
Tax Audits
We are involved in various tax matters, with respect to some of which the outcome is uncertain. We establish reserves to remove some or all of the tax benefit of any of our tax positions at the time we determine that it becomes uncertain based upon one of the following conditions: (1) the tax position is not “more likely than not” to be sustained, (2) the tax position is “more likely than not” to be sustained, but for a lesser amount, or (3) the tax position is “more likely than not” to be sustained, but not in the financial period in which the tax position was originally taken. For purposes of evaluating whether or not a tax position is uncertain, (1) we presume the tax position will be examined by the relevant taxing authority that has full knowledge of all relevant information; (2) the technical merits of a tax position are derived from authorities such as legislation and statutes, legislative intent, regulations, rulings and case law and their applicability to the facts and circumstances of the tax position; and (3) each tax position is evaluated without consideration of the possibility of offset or aggregation with other tax positions taken. A number of years may elapse before a particular uncertain tax position is audited and finally resolved or when a tax assessment is raised. The number of years subject to tax assessments varies depending on the tax jurisdiction. The tax benefit that has been previously reserved because of a failure to meet the “more likely than not” recognition threshold would be recognized in our income tax expense in the first interim period when the uncertainty disappears under any one of the following conditions: (1) the tax position is “more likely than not” to be sustained, (2) the tax position, amount, and/or timing is ultimately settled through negotiation or litigation, or (3) the statute of limitations for the tax position has expired. See Note 20 for details.
Matters related to VAT in Argentina
In October 2021, the tax authority in Argentina notified us that our application of value-added taxes (“VAT”) to certain of our international air transactions was being challenged.
While we believe we have complied with all applicable tax laws, rules and regulations in the relevant jurisdiction, the tax authority may determine that we owe additional VAT. As of the date of these consolidated financial statements, we have not received any assessment, inquiry, audit, or any other form of claim on our application of VAT. We have not recorded any liability in connection with this matter. As of the date of these consolidated financial statements, it is unclear what further actions, if any, the tax authority will take with respect to the VAT. Such actions could include initiating an investigation, assessing additional taxes and/or imposing interest, fines, penalties or criminal proceedings.
At this point, we are not able to reasonably estimate a loss or a range of loss because there are significant factual and legal questions yet to be determined.